Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Trading Symbol	CHKP
Entity Registrant Name	CHECK POINT SOFTWARE TECHNOLOGIES LTD.
Entity Central Index Key	0001015922
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	108,368,523
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ
Document Transition Report	false
Document Shell Company Report	false
Document Annual Report	true
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	000-28584
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	5 Shlomo Kaplan Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6789159
Entity Address, Country	IL
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	Kost Forer Gabbay & Kasierer, a member of Ernst & Young Global
Auditor Firm ID	1281
Auditor Location	Tel-Aviv, Isra
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	5 Shlomo Kaplan Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6789159
Entity Address, Country	IL
Local Phone Number	3-753-4555
City Area Code	972
Contact Personnel Name	Shira Yashar, Adv.